Details of the Controlled Entity (Details)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Incannex Pty Ltd Member
Details of the Controlled Entity (Details) [Line Items]
Subsidiary	100.00%	100.00%	100.00%
Incannex Healthcare Limited [Member]
Details of the Controlled Entity (Details) [Line Items]
Subsidiary	100.00%
Psychennex Pty Ltd [Member]
Details of the Controlled Entity (Details) [Line Items]
Subsidiary	100.00%	100.00%	100.00%